Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay
Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)		(i)

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)		Adj. EBITDA (3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2022	$7,045,749	$7,045,749	$5,863,367	$6,421,458	$167	$122		$75.1		$179.1
2021	$6,194,309	$6,194,309	$1,513,268	$1,400,475	$173	$172	-$	48.2		$43.9
2020	$744,765	$744,765	$18,331,700	$18,341,467	$225	$129	-$	18.4	-$	15.3

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	$7,045,749	$1,500,680; $21,385,582; $1,710,748; and $1,088,821
2021	$6,194,309	$1,490,783; $2,457,672; and $252,969
2020	$744,765	$16,045,325; and $20,637,609
Compensation
actually paid to our NEOs represents the “Total” compensation reported in the “Summary Compensation Table” for the applicable fiscal year, as adjusted as follows:

(2)	For the relevant fiscal year, represents the cumulative TSR (the “ Peer Group TSR ”) of the S&P 500 IT Index.
(3)
Adjusted EBITDA is a
non-GAAP
measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A.

Adjustments	2020			2021				2022
	PEO	Average Non- PEO NEOs		PEO		Average Non- PEO NEOs		PEO		Average Non- PEO NEOs

Summary Compensation Table Total	$744,765		$18,331,700		$6,194,309		$1,513,268		$7,045,749		$5,863,367

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	-$	18,006,047	-$	5,749,961	-$	1,000,000	-$	6,599,994	-$	4,797,042

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0		$17,943,635		$0		$907,473		$0		$5,632,543

Adjustments	2020		2021			2022
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs		PEO		Average Non- PEO NEOs

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$72,179	$5,749,961		$0		$6,599,994		$320,734

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$0	$0	$0	-$	7,289,835		$0	-$	2,640,379

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$0		$7,269,568		$0		$2,042,236

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–		–		–		–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–		–		–		–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–		–		–		–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–		–		–		–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–		–		–		–

TOTAL ADJUSTMENTS	$0	$9,767	$0	-$	112,793	-$	1		$558,091

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$744,765	$18,341,467	$6,194,309		$1,400,475		$7,045,749		$6,421,458

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	$7,045,749	$1,500,680; $21,385,582; $1,710,748; and $1,088,821
2021	$6,194,309	$1,490,783; $2,457,672; and $252,969
2020	$744,765	$16,045,325; and $20,637,609

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “ Peer Group TSR ”) of the S&P 500 IT Index.
PEO Total Compensation Amount	$ 7,045,749	$ 6,194,309	$ 744,765
PEO Actually Paid Compensation Amount	$ 7,045,749	6,194,309	744,765
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	2020			2021				2022
	PEO	Average Non- PEO NEOs		PEO		Average Non- PEO NEOs		PEO		Average Non- PEO NEOs

Summary Compensation Table Total	$744,765		$18,331,700		$6,194,309		$1,513,268		$7,045,749		$5,863,367

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	-$	18,006,047	-$	5,749,961	-$	1,000,000	-$	6,599,994	-$	4,797,042

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0		$17,943,635		$0		$907,473		$0		$5,632,543

Adjustments	2020		2021			2022
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs		PEO		Average Non- PEO NEOs

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$72,179	$5,749,961		$0		$6,599,994		$320,734

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$0	$0	$0	-$	7,289,835		$0	-$	2,640,379

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$0		$7,269,568		$0		$2,042,236

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–		–		–		–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–		–		–		–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–		–		–		–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–		–		–		–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–		–		–		–

TOTAL ADJUSTMENTS	$0	$9,767	$0	-$	112,793	-$	1		$558,091

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$744,765	$18,341,467	$6,194,309		$1,400,475		$7,045,749		$6,421,458

Non-PEO NEO Average Total Compensation Amount	$ 5,863,367	1,513,268	18,331,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,421,458	1,400,475	18,341,467
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	2020			2021				2022
	PEO	Average Non- PEO NEOs		PEO		Average Non- PEO NEOs		PEO		Average Non- PEO NEOs

Summary Compensation Table Total	$744,765		$18,331,700		$6,194,309		$1,513,268		$7,045,749		$5,863,367

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	-$	18,006,047	-$	5,749,961	-$	1,000,000	-$	6,599,994	-$	4,797,042

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0		$17,943,635		$0		$907,473		$0		$5,632,543

Adjustments	2020		2021			2022
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs		PEO		Average Non- PEO NEOs

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$72,179	$5,749,961		$0		$6,599,994		$320,734

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$0	$0	$0	-$	7,289,835		$0	-$	2,640,379

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$0		$7,269,568		$0		$2,042,236

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–		–		–		–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–		–		–		–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–		–		–		–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–		–		–		–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–		–		–		–

TOTAL ADJUSTMENTS	$0	$9,767	$0	-$	112,793	-$	1		$558,091

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$744,765	$18,341,467	$6,194,309		$1,400,475		$7,045,749		$6,421,458

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay
Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	End to End Payments;

•	Gross Revenue less Network Fees; and

•	Adjusted EBITDA.

Total Shareholder Return Amount	$ 167	173	225
Peer Group Total Shareholder Return Amount	122	172	129
Net Income (Loss)	$ 0.751	$ (0.482)	$ (0.184)
Company Selected Measure Amount	1.791	0.439	(0.153)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	End to End Payments
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
	measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Revenue less Network Fees
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA.
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,599,994)	$ (5,749,961)	$ 0
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,599,994	5,749,961	0
PEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1)	0	0
PEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,797,042)	(1,000,000)	(18,006,047)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,632,543	907,473	17,943,635
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	320,734	0	72,179
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,042,236	7,269,568	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	558,091	(112,793)	9,767
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,640,379)	$ (7,289,835)	$ 0